Employee Benefit Plans - Estimated Benefit Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Total	$ 140,046
2021	19,390
2022	11,791
2023	12,375
2024	12,663
2025	13,200
Thereafter	70,627
Non-US
Defined Benefit Plan Disclosure [Line Items]
Total	24,311
2021	2,071
2022	2,143
2023	2,218
2024	2,296
2025	2,376
Thereafter	13,207
US
Defined Benefit Plan Disclosure [Line Items]
Total	115,735
2021	17,319
2022	9,648
2023	10,157
2024	10,367
2025	10,824
Thereafter	$ 57,420